Employee benefits (Details 6) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2010 USD [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2010 Euro [Member] EUR (€)
Summary of share plans
Total fair value at vesting date of shares vested during the year (in thousands)	$ 5,392	$ 1,956	$ 8,856	€ 16,179	€ 9,155	€ 6,165
Weighted average fair value of shares granted	$ 47.71	$ 39.00	$ 31.66	€ 36.15	€ 28.09	€ 23.51